Legal proceedings and contingencies (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets Non Current [Member]
IfrsStatementLineItems [Line Items]
Contingencies correspondent amount	R$ 80,379	R$ 78,701